CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash	$ 16,484	$ 40,035	$ 25,104
Accounts receivable on completed projects	40,091	39,100	164,706
Costs and estimated earnings in excess of billings on contracts in progress	137,109	252,339	0
Accounts receivable on construction work in process	137,109	252,339	0
Inventory	46,327	51,255	49,245
Total Current Assets	240,011	382,729	239,055
Fixed Assets
Vehicles, office furniture & equipment – net of accumulated depreciation	32,625	42,511	57,800
Investment in long term leases	12,204	12,689	13,293
Security deposits	3,100	4,945	7,235
Total Other Assets	15,304	17,634	20,528
Total Assets	287,940	442,874	317,383
LIABILITIES AND STOCKHOLDERS’ DEFICIT
Accounts payable and accrued expenses	428,545	410,623	352,653
Current portion of long term debt	0	4,048	38,308
Equipment loan - current portion	5,683	111,778
Derivative liability on convertible debt	332,517	0	0
Convertible notes payable net of discount	102,476	0	0
Billing in excess of cost and estimated earnings on projects in process	225,987	0	0
Merchant loans	160,754	111,778
Notes payable – other		111,778	40,552
Notes payable – related parties	140,082	69,944	60,000
Total Current Liabilities	1,396,044	596,393	491,513
Current liabilities
Long term debt, net of current portion	0	5,292	16,521
Long term portion of equipment financing	0	0	0
Long-term derivative liabilities	43,358	0	0
Convertible notes payable net of discount	6,649	0	0
Long Term Debt- net of current portion	50,007	0	0
Total Liabilities	1,446,051	601,685	508,034
Stockholders’ Deficit
Common stock, 500,000,000 shares authorized, $0.001 par value	41,066	30,621	23,695
Additional paid-in capital	1,926,640	1,827,411	1,587,674
Accumulated deficit	(3,125,817)	(2,016,843)	(1,802,020)
Total Stockholders’ Deficit	(1,158,111)	(158,811)	(190,651)
Total Liabilities and Stockholders’ Deficit	$ 287,940	$ 442,874	$ 317,383